Contingencies and Commitments (Details Narrative) $ in Thousands	Apr. 11, 2022 ILS (₪)	Dec. 09, 2021 USD ($)	Nov. 04, 2021 USD ($)	Jul. 05, 2021 USD ($)	Jul. 05, 2021 ILS (₪)	Sep. 27, 2018 USD ($)	Aug. 07, 2018 USD ($)	Aug. 02, 2018 USD ($)	Jul. 05, 2021 ILS (₪)
Settlement agreement [Member]
Settlement paid		$ 70	$ 275
North Empire LLC [Member]
Loss contingency damages sought, value						$ 10,958,589	$ 616,000	$ 11,400
North Empire LLC [Member] | Securities Purchase Agreement [Member]
Loss contingency damages sought, value							$ 616
Fidelity Venture Capital Ltd [Member] | Mr dror atzmon [Member]
Loss contingency damages sought, value				$ 450	₪ 1,436,679,000
Gain (loss) on contract termination				256	819,000,000
Loss contingency, damages awarded, value				415,000	₪ 1,329,650,000
Investment owned balance, principal amount				$ 415					₪ 1,329,650
Loss contingency, damages paid, value | ₪	₪ 15,000